ING Investors Trust

ING PIMCO High Yield Portfolio (“Portfolio”)

Supplement dated July 20, 2009

to the Adviser Class (“ADV Class”) Prospectus, Institutional Class (“Class I”)
Prospectus, Service Class (“Class S”) Prospectus and Service 2 Class (“Class S2”)
Prospectus each dated May 1, 2009

Effective May 15, 2009, William H. Gross replaced Mark Hudoff as portfolio manager to the Portfolio.  The Portfolio’s ADV Class, Class I, Class S and Class S2 Prospectuses are amended to reflect the following:

1.                                       All references to Mark Hudoff are hereby deleted.

2.                                       The fourth paragraph of the section entitled “Management of the Portfolios – Sub-Advisers – ING PIMCO High Yield Portfolio” found on page 68 of the ADV Class Prospectus, Class I Prospectus, Class S Prospectus and Class S2 Prospectus, is hereby deleted and replaced with the following:

William H. Gross, CFA, Managing Director, Co-Chief Investment Officer, and Portfolio Manager, was a founding partner of PIMCO in 1971. Mr. Gross heads PIMCO’s investment committee, which is responsible for the development of major investment themes and sets targets for various portfolio characteristics in accounts managed by PIMCO, including for the Portfolio. Mr. Gross has over 30 years of investment experience.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Investors Trust

ING PIMCO High Yield Portfolio

(“Portfolio”)

Supplement dated July 20, 2009

to the Adviser Class (“ADV Class”), Institutional Class (“Class I”),

Service Class (“Class S”) and Service 2 Class (“Class S2”)

Statement of Additional Information (“SAI”) dated May 1, 2009

Effective May 15, 2009, William H. Gross replaced Mark Hudoff as portfolio manager to the Portfolio.  The ADV Class, Class I, Class S and Class S2 SAI is amended to reflect the following:

1.                                       All references to Mark Hudoff are hereby deleted and replaced with William H. Gross.

2.                                       The table and language in the section entitled “Other Information About Portfolio Managers - ING PIMCO High Yield Portfolio – Other Managed Accounts” beginning on page 204 are deleted and replaced with the following:

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of May 31, 2009.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts(1)	Total Assets (in millions)	Number of Accounts(2)	Total Assets (in millions)
William H. Gross	49	$226,422.70	45	$18,154.39	82	$35,691.52

(1)                                 Three (3) of these accounts (with assets of $ 370.73 million) receive a performance-based fee.

(2)                                 Twenty-one (21) of these accounts (with assets of $ 11,042.58 million) receive a performance-based fee.

3.                                       The table and language in the section entitled “Other Information About Portfolio Managers - ING PIMCO High Yield Portfolio – Portfolio Manager Ownership of Securities” beginning on page 206 are hereby deleted and replaced with the following:

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of May 31, 2009 including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

Dollar Range of
Portfolio Manager	Fund Shares Owned

William H. Gross(1)	None

(1)   Data provided as of May 31, 2009

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